UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2017 to August 31, 2017

Commission File Number of issuing entity: 333-183569-04

Central Index Key Number of issuing entity: 0001598908

Nissan Auto Receivables 2014-A Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-183569

Central Index Key Number of depositor: 0001129068

Nissan Auto Receivables Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Sean Caley, (615) 725-1666

(Name and telephone number, including area code, of the person to contact in connection with this filing)

38-7108861

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North, 1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Receivables 2014-A Owner Trust, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2014-A Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2017 to August 31, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this transaction.

Item 1B.	Asset Representations Reviewer and Investor Communication.

The transaction on which the present report on Form 10-D provides information is not registered on Form SF-3, and is therefore exempt from providing information pursuant to Item 1121(d)-(e) of Regulation AB.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

The Indenture Trustee, Citibank, N.A., has provided the information contained in the following five paragraphs for purposes of compliance with Regulation AB, which supplements previous disclosure in the Form 10-D filed in August of 2017.

Citibank, N.A. (“Citibank”) is acting as Trustee of this ABS transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939 (the “Trust Indenture Act”), breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. Subsequently, plaintiffs voluntarily dismissed all claims with respect to two of the three trusts. On April 7, 2017, Citibank filed a motion for summary judgment. Plaintiffs filed its consolidated opposition brief and cross motion for partial summary judgment on May 22, 2017. Briefing on those motions was completed on August 4, 2017.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act (the “Streit Act”). Following oral argument on Citibank’s motion to dismiss, Plaintiffs filed an amended complaint on August 5, 2016. On June 27, 2017, the state court issued a decision, dismissing the Event of Default claims, mortgage-file-related claims, the fiduciary duty claims, and the conflict of interest claims. The decision sustained certain breach of contract claims including the claim alleging discovery of breaches of representations and warranties, a claim related to robo-signing, and the implied covenant of good faith claim. On July 28, 2017, Citibank filed a notice of appeal as to the sustained claims.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are also in front of Judge Carter. On September 30, 2016, the Court granted Citibank’s motion to dismiss the complaint without prejudice for lack of subject matter jurisdiction. On October 14, 2016, FDIC filed a motion for reargument or relief from judgment from the Court’s dismissal order. On July 11, 2017, Judge Carter ruled on the motion for reconsideration regarding his dismissal of the action. He denied reconsideration of his decision on standing, but granted leave to amend the complaint within 90 days (by October 9, 2017).

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Trustee under the Indenture for this ABS transaction.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Superior Matter.

In 2011, Nissan Motor Acceptance Corporation (“NMAC”) was awarded a final, non-appealable judgment of approximately $40 million, now up to approximately $61 million with accruing interest, in a case relating to a breach of contract claim against Superior Automotive Group (“Superior”), one of NMAC’s former dealer groups, stemming from defaults on Superior’s credit lines (the “Initial Judgment”). As previously disclosed in the June 29, 2017 report on Form 10-D for this transaction, on May 22, 2017, a jury awarded approximately $256 million in a verdict against NMAC in favor of Superior in a new trial of Superior’s lender liability tort claims against NMAC, arising out of a similar set of facts as those culminating in the Initial Judgment (the “Superior Matter”). Judgment was entered on August 22, 2017 by the trial court in the Superior Matter, which, with the inclusion of post-verdict pre-judgment interest, brings the net final judgment (inclusive of the amount of the Initial Judgment) to approximately $200 million. NMAC has filed motions for new trial and for judgment notwithstanding the verdict and, if necessary, will post a bond staying execution and vigorously appeal any adverse verdict on the merits.

Item 10.	Exhibits.

(a)	Monthly Servicer’s Certificate for the month of August 2017 – Nissan Auto Receivables 2014-A Owner Trust.

(b)	Exhibits: 99.1 Monthly Servicer’s Certificate for the month of August 2017 – Nissan Auto Receivables 2014-A Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST

By: Nissan Motor Acceptance Corporation, as servicer

Date: September 28, 2017	By:	/s/ Riley A. McAndrews
Riley A. McAndrews, Assistant Treasurer